SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash balances by geographic area (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Country:
Percentage of concentrations of credit risk	100.00%	100.00%
Total cash	$ 2,508	$ 30,024,372
China
Country:
Percentage of concentrations of credit risk	76.40%	99.80%
Total cash	$ 1,917	$ 29,966,611
Hong Kong
Country:
Percentage of concentrations of credit risk	23.60%	0.00%
Total cash	$ 591	$ 635
United States
Country:
Percentage of concentrations of credit risk		0.20%
Total cash		$ 57,126